UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011
                                               ------------------

Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Merchants' Gate Capital LP
           --------------------------
Address:   712 Fifth Avenue, 44th Floor
           ----------------------------
           New York, NY  10019
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Form 13F File Number: 028-12839
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Jason Capello
        -----------------------------------------
Title:  Portfolio Manager
        -----------------------------------------
Phone:  (212) 993-7040
        -----------------------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Jason Capello                  New York, NY                       11/14/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0
                                                  -------------

Form 13F Information Table Entry Total:              19
                                                  -------------

Form 13F Information Table Value Total:           $2,021,675
                                                 --------------
                                                 (in thousands)


List of Other Included Managers:  None

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- -------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                       VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- -------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
ADVANCE AUTO PARTS INC       COM            00751Y106  209,467  3,605,286 SH       SOLE                 3,605,286      0    0
AIRGAS INC                   COM            009363102  140,893  2,207,666 SH       SOLE                 2,207,666      0    0
BAKER HUGHES INC             COM            057224107  188,334  4,080,900 SH       SOLE                 4,080,900      0    0
ECOLAB INC                   COM            278865100   20,490    419,100 SH       SOLE                   419,100      0    0
EXPEDITORS INTL WASH INC     COM            302130109   26,285    648,200 SH       SOLE                   648,200      0    0
FEDEX CORP                   COM            31428X106  202,901  2,997,939 SH       SOLE                 2,997,939      0    0
HOME DEPOT INC               COM            437076102  109,237  3,323,301 SH       SOLE                 3,323,301      0    0
IFM INVTS LTD                ADS            45172L100    1,738  1,511,298 SH       SOLE                 1,511,298      0    0
LOWES COS INC                COM            548661107   67,690  3,500,000 SH  CALL SOLE                 3,500,000      0    0
LOWES COS INC                COM            548661107  207,383 10,723,000 SH       SOLE                10,723,000      0    0
LUMBER LIQUIDATORS HLDGS INC COM            55003T107   32,091  2,125,200 SH       SOLE                 2,125,200      0    0
MONSANTO CO NEW              COM            61166W101   73,230  1,219,688 SH       SOLE                 1,219,688      0    0
NATIONAL OILWELL VARCO INC   COM            637071101   72,246  1,410,500 SH       SOLE                 1,410,500      0    0
OIL SVC HOLDRS TR            DEPOSTRY RCPT  678002106   10,373    100,600 SH       SOLE                   100,600      0    0
SCHLUMBERGER LTD             COM            806857108  183,377  3,070,096 SH       SOLE                 3,070,096      0    0
SPDR S&P 500 ETF TR          TR UNIT        78462F103  158,410  1,400,000 SH  PUT  SOLE                 1,400,000      0    0
UNITED PARCEL SERVICE INC    CL B           911312106  220,747  3,495,600 SH       SOLE                 3,495,600      0    0
UNITED STATES OIL FUND LP    UNITS          91232N108   30,490  1,000,000 SH  PUT  SOLE                 1,000,000      0    0
WATSCO INC                   COM            942622200   66,293  1,297,324 SH       SOLE                 1,297,324      0    0
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